As filed with the Securities and Exchange Commission on November 19, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated

SCHEDULE OF INVESTMENTS at September 30, 2009 (unaudited)

Shares		Value
COMMON STOCKS: 31.3%

Business & Professional Services: 1.8%
208,576	FTI Consulting, Inc.*	$8,887,423

Commercial Banks: 1.1%
40,074	American National Bankshares, Inc.	874,415
398,801	Cardinal Financial Corp.	3,282,132
65,000	Middleburg Financial Corp.	854,100
27,500	Southern National Bancorp of Virginia*	209,275
14,476	SunTrust Banks, Inc.	326,434
		5,546,356

Construction & Engineering: 5.8%
315,700	EMCOR Group, Inc.*	7,993,524
526,448	MasTec, Inc.*	6,396,343
383,277	Michael Baker Corp.*	13,928,286
		28,318,153

Diversified Gas Utilities: 1.0%
108,400	Energen Corp.	4,672,040

Diversified Telecommunication Services: 3.0%
486,650	Verizon Communications, Inc.	14,730,896

Electric Utilities: 0.7%
105,000	PPL Corp.	3,185,700

Electrical Equipment: 0.1%
17,400	Emerson Electric Co.	697,392

Energy Equipment & Services: 0.4%
204,414	Cal Dive International, Inc.*	2,021,654

Environmental Services: 0.9%
163,350	Republic Services, Inc.	4,340,210

Household & Personal Products: 1.1%
747,511	Prestige Brands Holdings, Inc.*	5,262,477

Industrial Distribution: 0.9%
84,100	Watsco, Inc.	4,533,831

Insurance: 7.0%
505,425	Assurant, Inc.	16,203,926
34,450	PartnerRe, Ltd.#	2,650,583
1,293,760	United America Indemnity, Ltd.*#	9,560,886
236,050	W.R. Berkley Corp.	5,967,344
		34,382,739
Machinery: 0.1%
20,000	Pentair, Inc.	590,400

Metals & Mining: 1.7%
86,000	Brush Engineered Materials, Inc.*	2,103,560
270,927	Carpenter Technology Corp.	6,336,983
		8,440,543

Oil & Gas Exploration & Production: 2.9%
5,626	ConocoPhillips	254,070
22,280	EOG Resources, Inc.	1,860,603
375,296	Rosetta Resources, Inc.*	5,513,098
192,000	Suncor Energy, Inc.#	6,635,520
		14,263,291

Real Estate: 0.1%
4,500	First Potomac Realty Trust	52,020
27,500	Urstadt Biddle Properties, Inc. - Class A	401,225
		453,245

Semiconductors & Semiconductor Equipment: 1.4%
34,093	Rudolph Technologies, Inc.*	252,288
233,480	Tessera Technologies, Inc.*	6,511,757
		6,764,045

Thrifts & Mortgage Finance: 0.1%
71,537	BCSB Bancorp, Inc.*	612,357
3,500	OceanFirst Financial Corp.	40,600
		652,957

Transportation: 1.2%
211,930	Rush Enterprises, Inc. - Class A*	2,738,136
295,798	Rush Enterprises, Inc. - Class B*	3,221,240
		5,959,376

TOTAL COMMON STOCKS
(cost $122,400,484)		153,702,728

INVESTMENT COMPANIES: 0.3%
217,078	NGP Capital Resources Co.
	(cost $2,889,006)	1,575,986

Principal		Value
CONVERTIBLE BONDS: 21.8%

Building Products: 1.5%
$7,319,000	Griffon Corp., 4.000%, 7/18/23	$7,264,108

Business & Professional Services: 0.5%
2,633,000	Euronet Worldwide, Inc., 1.625%, 12/15/24	2,642,874

Construction & Engineering: 0.3%
1,307,000	MasTec, Inc., 4.000%, 6/15/14	1,382,153

Consumer Goods: 0.7%
3,245,000	JAKKS Pacific, Inc., 4.625%, 6/15/23	3,277,450

Data Storage Devices: 2.6%
835,000	Hutchinson Technology, Inc., 2.250%, 3/15/10	822,475
11,804,000	Maxtor Corp., 6.800%, 4/30/10	12,084,345
		12,906,820

Diversified Telecommunication Services: 0.7%
3,476,000	Level 3 Communications, Inc., 6.000%, 3/15/10	3,458,620

Educational: 2.0%
9,995,000	School Specialty, Inc., 3.750%, 8/1/23	9,795,100

Electrical Equipment: 1.6%
7,710,000	Wesco International, Inc., 2.625%, 10/15/25	7,565,438

Environmental Services: 1.6%
7,686,000	Allied Waste Industries, Inc., 4.250%, 4/15/34	7,676,393

Medical Equipment: 0.7%
3,274,000	Integra Lifesciences Holdings, 2.750%, 6/1/10 - 144A	3,208,520

Movie Theater: 1.6%
7,990,000	Regal Entertainment Group, 6.250%, 3/15/11 - 144A	7,980,012

Pharmaceuticals: 6.1%
9,320,000	Par Pharmaceutical, Inc., 2.875%, 9/30/10	9,133,600
5,500,000	Sepracor, Inc., 0.000%, 12/15/10	5,458,750
15,253,000	Sepracor, Inc., 0.000%, 10/15/24	15,233,934
		29,826,284

Real Estate: 0.6%
3,375,000	Alexandria Real Estate, Inc., 3.700%, 1/15/27 - 144A	3,117,656

Semiconductors & Semiconductor Equipment: 1.3%
6,445,000	ON Semiconductor Corp., 0.000%, 4/15/24	6,565,844

TOTAL CONVERTIBLE BONDS
(cost $100,559,769)		106,667,272

CORPORATE BONDS: 31.8%

Automotive: 5.7%
10,458,000	Goodyear Tire & Rubber Co., 5.010%, 12/1/09	10,458,000
11,853,000	Johnson Controls, Inc., 5.250%, 1/15/11	12,310,336
5,213,000	Sonic Automotive, Inc., 8.625%, 8/15/13	5,004,480
		27,772,816

Business & Professional Services: 1.3%
6,315,000	FTI Consulting, Inc., 7.625%, 6/15/13	6,330,788

Communications Equipment: 0.0%
121,000	Motorola, Inc., 7.625%, 11/15/10	126,025

Data Storage Devices: 0.4%
2,000,000	Seagate Technology HDD, 2.275%, 10/1/09#	1,997,500

Diversified Financial Services: 0.3%
1,496,000	Waddell & Reed Financial, Inc., 5.600%, 1/15/11	1,495,602

Diversified Gas Utilities: 1.8%
4,715,000	Energen Corp., 7.625%, 12/15/10	4,929,155
3,582,000	National Fuel Gas Co., 6.700%, 11/21/11	3,855,278
		8,784,433

Diversified Telecommunication Services: 0.4%
1,908,000	Rogers Communications, Inc., 8.000%, 12/15/12#	1,970,010

Electric Utilities: 4.1%
4,913,000	Allegheny Energy Supply Co., 7.800%, 3/15/11	5,206,822
1,784,000	Aquila, Inc., 11.875%, 7/1/12	2,061,325
7,711,000	Entergy Gulf Systems, Inc., 1.068%, 12/1/09	7,703,451
1,958,000	Nisource Finance Corp., 1.231%, 11/23/09	1,956,586
1,845,000	Reliant Energy Reserve Corp., 7.750%, 2/15/11	1,962,584
1,192,000	Utilicorp United, Inc., 7.625%, 11/15/09	1,197,053
		20,087,821

Electrical Equipment: 0.2%
885,000	Tyco International Finance, 6.375%, 10/15/11#	954,488

Environmental Services: 1.1%
3,004,000	Allied Waste Industries, Inc., 6.500%, 11/15/10	3,102,483
185,000	Allied Waste Industries, Inc., 5.750%, 2/15/11	192,143
783,000	Allied Waste Industries, Inc., 6.375%, 4/15/11	817,087
1,464,000	Allied Waste Industries, Inc., 7.875%, 4/15/13	1,501,746
		5,613,459

Floor Covering: 2.2%
10,307,000	Mohawk Industries, Inc., 6.500%, 1/15/11	10,613,778

Household & Personal Products: 3.5%
16,788,000	Prestige Brands, Inc., 9.250%, 4/15/12	17,207,700

Insurance: 2.4%
1,669,000	Assurant, Inc., 5.625%, 2/15/14	1,719,178
10,073,000	Everest Reinsurance Holdings, Inc., 8.750% 3/15/10	10,342,825
		12,062,003

Metals & Mining: 0.2%
969,000	Carpenter Technology Corp., 6.650%, 6/7/10	975,809

Office Electronics: 2.0%
1,000,000	Xerox Corp., 1.363%, 12/18/09	1,000,138
100,000	Xerox Corp., 6.875%, 8/15/11	106,705
8,572,000	Xerox Corp., 7.625%, 6/15/13	8,806,718
		9,913,561

Oil & Gas Exploration & Production: 4.8%
6,365,000	Forest Oil Corp., 8.000%, 12/15/11	6,492,300
4,508,000	Frontier Oil Corp., 6.625%, 10/1/11	4,530,540
3,388,000	Pennzoil Co., 10.125%, 11/15/09	3,407,566
9,216,000	Swift Energy Co., 7.625%, 7/15/11	9,216,000
		23,646,406

Oil & Gas Pipelines: 0.3%
560,000	El Paso Energy Corp., 7.000%, 5/15/11	568,580
834,000	Sonat, Inc., 7.625%, 7/15/11	855,240
		1,423,820

Packaging & Containers: 0.2%
718,000	Owens-Brockway Glass Container, Inc., 8.250%, 5/15/13	735,950

Railroad: 0.9%
4,226,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	4,268,260

TOTAL CORPORATE BONDS
(cost $149,578,158)		155,980,229

Shares		Value
SHORT-TERM INVESTMENTS: 13.4%
Money Market Instruments r
11,687,892	AIM Liquid Assets, 0.200%	11,687,892
11,947,841	AIM STIC Prime Portfolio, 0.120%	11,947,841
10,125,011	Fidelity Money Market Portfolio, 0.370%	10,125,011
15,707,477	First American Government Obligations - Class Y, 0.000%	15,707,477
16,040,527	First American Prime Obligations - Class Y, 0.000%	16,040,527
TOTAL SHORT-TERM INVESTMENTS
(cost $65,508,748)		65,508,748

TOTAL INVESTMENTS IN SECURITIES
(cost $440,936,165): 98.6%		483,434,963
Other Assets less Liabilities: 1.4%		6,707,225

NET ASSETS:	100.0%	$490,142,188

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased persuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of September 30, 2009, the value of these investments was $14,306,188, or 2.9% of total net assets.

r	Rate shown is the 7-day yield at September 30, 2009.
The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments	$441,594,849

Gross unrealized appreciation	51,632,408
Gross unrealized depreciation	(9,792,294)
Net unrealized appreciation	$41,840,114

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	September 30, 2009
	Level 1	Level 2	Level 3	Total

Common Stocks	$153,702,728	$-	$-	$153,702,728
Investment Companies	1,575,986	-	-	1,575,986
Convertible Bonds	-	106,667,272	-	106,667,272
Corporate Bonds	-	155,980,229	-	155,980,229
Short-Term Investments	65,508,748	-	-	65,508,748
Total	$220,787,462	$262,647,501	$-	$483,434,963

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                                                  Charles vK. Carlson, Chief Executive Officer

Date   November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Charles vK. Carlson
                                                                     Charles vK. Carlson, Chief Executive Officer

Date   November 19, 2009

By (Signature and Title)*   /s/ Michael J. Fusting
                                                                     Michael J. Fusting, Chief Financial Officer

Date   November 19, 2009

* Print the name and title of each signing officer under his or her signature.